UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of June 30, 2018	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 22.6%

CHEMICALS (b)(c) - 0.3%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan, 1 Week LIBOR + 12.000% 13.99%, 10/31/2021	1,072,566

ENERGY - 7.2%
8,060,550	Azure Midstream Energy LLC Term Loan B, 1-month LIBOR + 6.500%, 11/15/2018 (d)	7,899,339
23,743,431	Fieldwood Energy LLC 1-month LIBOR + 7.250%, 04/11/2023	23,110,194

		31,009,533

FINANCIAL - 0.5%
2,271,390	Walter Investment Management Corp. Term Loan, 1-month LIBOR + 6.000%, 06/30/2022	2,186,690

MEDIA & TELECOMMUNICATIONS (e) - 0.3%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan, PIK	1,476,080

RETAIL - 1.9%
1,982,701	Academy, Ltd. Term Loan B, 1-month LIBOR + 4.000%, 07/01/2022	1,655,278
7,419,025	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 (e)	3,762,484
2,603,118	Toys ‘R’ Us-Delaware, Inc. 1-month LIBOR + 9.750%, 01/18/2019	2,637,284

		8,055,046

SERVICE - 0.5%
2,500,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 1-month LIBOR + 6.500%, 07/25/2022	2,289,587

TELECOMMUNICATIONS (b)(c)(f) - 11.7%
50,831,101	TerreStar Corporation Term Loan A, PIK 11.000%, 02/27/2020	50,729,439

UTILITIES (g)(h) - 0.2%
471,039,553	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan	942,079

	Total U.S. Senior Loans (Cost $113,193,047)	97,761,020

Non-U.S. Senior Loans (a) (b)(c)(d) - 1.0%

HEALTHCARE - 1.0%
4,472,108	HLS Therapeutics, Inc. Term Loan, 3-month LIBOR + 9.000%, 08/03/2021	4,463,164

	Total Non-U.S. Senior Loans (Cost $4,425,404)	4,463,164

U.S. Corporate Bonds & Notes - 0.7%

ENERGY (b)(c)(e)(i)(j) - 0.6%
37,083,000	Ocean Rig UDW, Inc.	2,558,727

TELECOMMUNICATION SERVICES (e) - 0.0%
9,500,000	Avaya, Inc.	—

UTILITIES (h) - 0.1%
163,580,000	Texas Competitive Electric Holdings Co., LLC	572,222

	Total U.S. Corporate Bonds & Notes (Cost $30,483,550)	3,130,949

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

Non-U.S. Government Bonds (d) - 8.6%

REGIONAL(STATE/PROVNC) (k) - 0.3%
40,000,000	Provincia de Buenos AiresArgentina Deposit Rates BADLAR Pvt Banks + 3.830%, 05/31/2022	1,209,705

SOVEREIGN (i)(l) - 8.3%
62,500,000	Argentine Republic Government International Bond 2.50%, 12/31/2038	35,671,875

	Total Non-U.S. Government Bonds (Cost $32,850,877)	36,881,580

Shares
U.S. Equity - 71.9%

BANKS - 0.3%
2,000	Bank of Hawaii Corp.	166,840
10,000	CIT Group, Inc. (i)	504,100
6,000	Citizens Financial Group, Inc.	233,400
19,556	Ditech Holding Corp. (g)(i)	102,082
7,000	Umpqua Holdings Corp.	158,130

		1,164,552

CAPITAL GOODS - 0.1%
10,000	Air Lease Corp.	419,700

CHEMICALS (g) - 6.1%
730,484	MPM Holdings, Inc. (i)	24,653,835
881,773	Vertellus Specialties, Inc. (b)(c)	1,587,191

		26,241,026

CONSUMER DURABLES & APPAREL - 0.2%
2,000	Columbia Sportswear Co.	182,940
1,000	Deckers Outdoor Corp. (g)	112,890
698	Lennar Corp., Class B (i)	29,798
4,000	NIKE, Inc., Class B	318,720
7,000	Under Armour, Inc., Class A (g)(m)	157,360

		801,708

CONSUMER SERVICES (g)(i) - 1.3%
351,915	K12, Inc.	5,760,849

DIVERSIFIED FINANCIALS - 0.2%
5,500	Citigroup, Inc. (i)	368,060
2,500	State Street Corp.	232,725
2,000	T Rowe Price Group, Inc.	232,180
5,000	TD Ameritrade Holding Corp.	273,850

		1,106,815

ENERGY - 1.2%
62,500	Callon Petroleum Co. (g)(i)	671,250
4,000	ConocoPhillips	278,480
10,000	Continental Resources, Inc. (g)(i)	647,600
4,500	Energen Corp. (g)	327,690
3,500	EOG Resources, Inc.	435,505
7,000	National Oilwell Varco, Inc.	303,800
2,000	ONEOK, Inc.	139,660
150,000	ProPetro Holding Corp. (g)(i)	2,352,000

		5,155,985

FOOD, BEVERAGE & TOBACCO (m) - 0.1%
7,500	Hormel Foods Corp.	279,075

HEALTHCARE EQUIPMENT & SERVICES - 3.1%
2,000	Baxter International, Inc.	147,680
1,000	Becton Dickinson and Co.	239,560
61,625	Brookdale Senior Living, Inc. (g)(i)	560,171
5,500	HCA Healthcare, Inc.	564,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

1,500	Humana, Inc.	446,445
1,000	Laboratory Corp. of America Holdings (g)	179,530
19,300	Molina Healthcare, Inc. (g)(i)	1,890,242
365,750	Patterson Cos., Inc. (i)	8,291,553
1,000	Quest Diagnostics, Inc.	109,940
176,509	Quorum Health Corp. (g)(i)	882,545

		13,311,966

INSURANCE (i) - 0.3%
100,000	FGL Holdings (g)	839,000
11,110	FNF Group	417,958

		1,256,958

MATERIALS - 1.8%
1,500	Ecolab, Inc.	210,495
219,800	United States Steel Corp. (i)	7,638,050

		7,848,545

MEDIA - 1.3%
16,054,749	Gambier Bay LLC (b)(c)(f)(g)	2,067,049
77,945	Loral Space & Communications, Inc. (g)(i)	2,930,732
5,000	Scholastic Corp.	221,550
3,500	Walt Disney Co. (The)	366,835

		5,586,166

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (g)(i) - 2.7%
172,418	Collegium Pharmaceutical, Inc.	4,112,169
69,800	Heron Therapeutics, Inc.	2,711,730
363,906	Minerva Neurosciences, Inc.	3,002,225
122,600	TG Therapeutics, Inc.	1,612,190
5,200	Ultragenyx Pharmaceutical, Inc.	399,724

		11,838,038

REAL ESTATE (i) - 2.4%
650,300	Independence Realty Trust, Inc., REIT	6,704,593
101,918	Jernigan Capital, Inc., REIT	1,942,557
25,380	Macerich Co. (The), REIT	1,442,346
2,219,361	RAIT Financial Trust, REIT	215,278

		10,304,774

RETAILING - 0.2%
2,000	Pool Corp.	303,000
2,500	Shutterfly, Inc. (g)	225,075
2,000	TJX Cos., Inc. (The)	190,360
1,000	Ulta Salon Cosmetics & Fragrance, Inc. (g)	233,460

		951,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
5,000	Advanced Micro Devices, Inc. (g)	74,950
4,000	Analog Devices, Inc.	383,680
28,700	QUALCOMM, Inc. (i)	1,610,644

		2,069,274

SOFTWARE & SERVICES - 2.6%
342,391	Avaya Holdings Corp. (g)(i)	6,875,211
3,406	Black Knight, Inc. (g)(i)	182,391
37,300	CDK Global, Inc. (i)	2,426,365
2,000	FleetCor Technologies, Inc. (g)	421,300
17,450	Fortinet, Inc. (g)(i)	1,089,404
3,000	Microsoft Corp.	295,830

		11,290,501

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
13,000	HP, Inc.	294,970
2,000	Motorola Solutions, Inc.	232,740
6,000	Super Micro Computer, Inc. (g)	141,900

		669,610

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

TELECOMMUNICATION SERVICES (b)(c)(f)(g)(n) - 18.6%
306,550	TerreStar Corporation	80,263,986

TRANSPORTATION - 4.2%
750,000	Air France-KLM (g)	6,127,824
299,000	American Airlines Group, Inc. (i)	11,350,040
6,000	CSX Corp.	382,680
1,000	FedEx Corp.	227,060

		18,087,604

UTILITIES - 24.6%
3,975	NRG Energy, Inc. (i)	122,032
2,500	Ormat Technologies, Inc.	132,975
4,486,600	Vistra Energy Corp. (g)(i)	106,152,956

		106,407,963

	Total U.S. Equity (Cost $380,168,718)	310,816,990

Non-U.S. Equity (d) - 8.5%

BANKS - 1.1%
100,000	Banco del Bajio SA (j)	212,457
22,370	Banco Macro SA ADR (i)	1,315,132
11,540	BBVA Banco Frances SA ADR (i)	142,634
6,029	Grupo Financiero Galicia SA ADR (i)	198,837
283,287	Grupo Supervielle SA ADR (i)	2,997,177

		4,866,237

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
380,000	Atento SA (i)	2,603,000
100,000	GL Events	2,686,747
93,600	Recruit Holdings Co., Ltd. (d)	2,583,939

		7,873,686

CONSUMER DURABLES & APPAREL (d) - 0.4%
124,900	Haseko Corp.	1,720,731

ENERGY (g) - 0.1%
75	Ocean Rig UDW, Inc.	2,211
48,845	Transportadora de Gas del Sur SA, Class B ADR (i)	592,978

		595,189

FOOD, BEVERAGE & TOBACCO - 0.5%
230,342	Adecoagro SA (g)(i)	1,831,219
2,500	Coca-Cola European Partners PLC	101,600
2,500	McCormick & Co., Inc.	290,225

		2,223,044

HEALTHCARE EQUIPMENT & SERVICES (g) - 0.5%
275,000	HLS Therapeutics, Inc.	1,965,107

MATERIALS - 0.1%
10,000	Newmont Mining Corp.	377,100

MEDIA - 0.5%
131,733	Cablevision Holdings Spon GDR (g)	1,840,834
38,933	Grupo Clarin SA, Class B GDR (d)	164,297

		2,005,131

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000	Zoetis, Inc.	425,950
5,000	Idorsia, Ltd. (g)	131,577

		557,527

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

REAL ESTATE (i) - 0.0%
6,453	IRSA Propiedades Comerciales SA ADR	199,978

RETAILING (g)(i) - 0.2%
10,000	Netshoes Cayman, Ltd.	23,700
31,000	Despegar.com Corp.	650,070

		673,770

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,500	Texas Instruments, Inc.	275,625

SOFTWARE & SERVICES (i) - 1.1%
16,069	MercadoLibre, Inc.	4,803,506

TRANSPORTATION (g)(i) - 0.9%
445,098	Corp. America Airports SA	3,756,627

UTILITIES - 1.1%
500,000	Central Puerto SA (d)	483,535
96,250	Central Puerto SA ADR (i)	952,875
684,500	Cia Energetica de Minas Gerais	1,174,222
56,500	Pampa Energia SA ADR (g)(i)	2,021,005
25,000	Voltalia SA (g)	296,558

		4,928,195

	Total Non-U.S. Equity (Cost $53,858,522)	36,821,453

U.S. Rights - 1.1%

UTILITIES (g) - 1.1%
7,905,143	Texas Competitive Electric Holdings Co., LLC	4,604,746

	Total U.S. Rights (Cost $22,366,944)	4,604,746

U.S. Warrants - 0.1%

FINANCIAL (g) - 0.0%
26,437	Ditech Holding Corp., expires 07/06/2018	264
33,318	Ditech Holding Corp., expires 07/06/2018	1,666

		1,930

HEALTHCARE - 0.1%
38,742	Avaya Holdings Corp., expires 12/15/2022 (b)(c) (g)	138,697
42,032	HLS Therapeutics, Inc., expires 08/20/2020 (b)(c)	73,556

		212,253

	Total U.S. Warrants (Cost $54,380)	214,183

U.S. Purchased Put Options (o) - 0.0%
250,000	EURO CURR 2PM OP JUL18P 1.155 EXP 07/06/2018 1.155%	12,500

	Total U.S. Purchased Put Options (Cost $114,384)	12,500

U.S. Registered Investment Companies - 5.2%
688,774	Highland Merger Arbitrage Fund, Class Z(f)	14,429,809
351,861	NexPoint Strategic Opportunities Fund, Common (f)(i)	7,723,349
405,000	State Street Navigator Securities Lending Government Money Market Portfolio 1.93%	405,000

	Total U.S. Registered Investment Companies (Cost $22,217,405)	22,558,158

U.S. Master Limited Partnerships (d) - 30.2%

ENERGY - 30.2%
890,500	Boardwalk Pipeline Partners LP (i)	10,347,610
1,830,590	Energy Transfer Equity LP (i)	31,577,677
491,000	Enterprise Products Partners LP (i)	13,585,970
4,521,996	Highland Energy MLP Fund, Class Y (f)	16,414,845
422,514	MPLX LP (i)	14,424,628
30,000	NextDecade Corp. (g)(i)	205,200
59,200	Plains GP Holdings LP, Class A (g)(i)	1,415,472
60,000	SemGroup Corp., Class A (i)	1,524,000
12,000	Shell Midstream Partners LP (i)	266,160
294,176	Targa Resources Corp. (i)	14,558,770

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

283,255	Western Gas Equity Partners LP (i)	10,126,366
546,764	Williams Cos., Inc. (The) (i)	14,822,772
33,023	Williams Partners LP (i)	1,340,404

		130,609,874

	Total U.S. Master Limited Partnerships (Cost $174,253,480)	130,609,874

Non-U.S. Investment Companies (b)(c)(d)(f) - 0.7%
10,000	BB Votorantim Highland Infrastructure LLC, Senior Shares	3,176,643

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,176,643

Principal Amount ($)
U.S. Asset-Backed Securities (j) - 3.3%
4,000,000	Acis CLO, Ltd. Series 2014-4A, Class F, 3M USD LIBOR + 5.150%, 05/01/2026 (k) 3,460,000
4,000,000	Series 2014-3A, Class E, 3M USD LIBOR + 4.750%, 02/01/2026 (k)	3,781,600
3,500,000	Series 2014-5A, Class E1, 3M USD LIBOR + 6.520%, 11/01/2026 (k)	3,500,000
2,500,000	Series 2014-4A, Class E, 3M USD LIBOR + 4.800%, 05/01/2026 (k)	2,387,500
753,530	Highland Park CDO, Ltd. Series 2006-1A, Class A2, 3M LIBOR + 0.400%, 11/25/2051 (k)	730,924
311,866	Pamco Cayman, Ltd. Series 1997-1A, Class B (b)(c)	158,303

	Total U.S. Asset-Backed Securities (Cost $13,076,022)	14,018,327

Total Investments - 153.9% (Cost $851,634,516)		665,069,587

Shares
Securities Sold Short (r) - (24.3)%

Common Stocks - (20.1)%

HEALTHCARE EQUIPMENT & SERVICES - (6.4)%
(490,150)	Boston Scientific Corp. (q)	(16,027,905)
(68,500)	Stryker Corp.	(11,566,910)

		(27,594,815)

SOFTWARE & SERVICES - (13.7)%
(97,050)	Netflix, Inc. (q)	(37,988,282)
(80,000)	Nintendo Co., Ltd. ADR	(3,263,200)
(302,200)	Zillow Group, Inc., Class C (q)	(17,847,932)

		(59,099,414)

	Total Common Stocks (Cost $34,017,014)	(86,694,229)

Non-U.S. Equity (d) - (3.0)%

ENERGY (q) - (1.0)%
(66,250)	Cheniere Energy, Inc.	(4,318,837)

HEALTHCARE EQUIPMENT & SERVICES - (2.0)%
(80,000)	Zimmer Holdings, Inc.	(8,915,200)

	Total Non-U.S. Equity (Cost $9,586,153)	(13,234,037)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Global Allocation Fund

Principal Amount ($)
Non-U.S. Corporate Bonds & Notes (d) - (1.2)%

SOFTWARE & SERVICES - (1.2)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(5,029,371)

	Total Non-U.S. Corporate Bonds & Notes (Cost $4,712,301)	(5,029,371)

	Total Securities Sold Short (Proceeds $48,315,468)	(104,957,637)

Other Assets & Liabilities, Net - (29.6)%		(127,997,584)

Net Assets - 100.0%		432,114,366

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Current LIBOR rates include 1 month which is equal to 2.09% and 3 months equal to 2.34%.

(b)

Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $146,289,321, or 33.9% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2018. See Note 2.

(d)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(e)	The issuer is, or is in danger of being, in default of its payment obligation.
(f)	Affiliated issuer. Assets with a total aggregate market value of $174,805,120, or 40.5% of net assets, were affiliated with the Fund as of June 30, 2018.
(g)	Non-income producing security.
(h)	Represents value held in escrow pending future events. No interest is being accrued.
(i)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $386,423,562.
(j)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $16,789,511 or 3.9% of net assets.

(k)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2018. Current LIBOR rates include 1 month which is equal to 2.09% and 3 months equal to 2.34%. The BADLAR rate as of June 30, 2018 was 32.69%.

(l)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2018 and will reset at a future date.
(m)

Securities (or a portion of securities) on loan. As of June 30, 2018, the market value of securities loaned was $391,475. The loaned securities were secured with cash and securities collateral of $405,000. Collateral is calculated based on prior day’s prices.

(n)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$87,291,270	$80,263,986	18.6%

(o)	Options are shown at market value.
(p)	Represents investments of cash collateral received in connection with securities lending.
(q)	No dividend payable on security sold short.
(r)	$52,183,075 in cash was segregated or on deposit with the brokers to cover investments sold short as of June 30, 2018 and is included in “Other Assets & Liabilities, Net.”

Purchased options contracts outstanding as of June 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Euro Futures	$1.16	Goldman Sachs	July 2018	200	25,000,000	$114,384	$12,500

Written options contracts outstanding as of June 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Euro Futures	$1.14	Goldman Sachs	July 2018	200	25,000,000	$(42,191)	$(1,250)

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 92.9%

BANKS - 5.6%
40,000	Bank of America Corp.	1,127,600
58,000	CIT Group, Inc.	2,923,780
16,000	Comerica, Inc.	1,454,720
77,000	Regions Financial Corp.	1,369,060
27,000	Zions BanCorp.	1,422,630

		8,297,790

CAPITAL GOODS - 3.6%
12,000	Raytheon Co.	2,318,160
11,000	Roper Technologies, Inc.	3,035,010

		5,353,170

CONSUMER DURABLES & APPAREL (a)(b) - 1.5%
100,000	Under Armour, Inc., Class A	2,248,000

DIVERSIFIED FINANCIALS - 2.5%
34,000	E*TRADE Financial Corp. (a)	2,079,440
25,000	LPL Financial Holdings, Inc.	1,638,500

		3,717,940

ENERGY - 5.1%
21,500	Continental Resources, Inc. (a)	1,392,340
20,000	EOG Resources, Inc.	2,488,600
50,000	Parsley Energy, Inc., Class A (a)	1,514,000
12,000	Pioneer Natural Resources Co.	2,270,880

		7,665,820

MATERIALS (a)(c)(d) - 0.5%
2,000	Omnimax International, Inc.	674,780

MEDIA (a) - 2.2%
30,000	Discovery, Inc., Class A	825,000
50,000	Live Nation Entertainment, Inc.	2,428,500

		3,253,500

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
15,000	Bio-Rad Laboratories, Inc., Class A (a)	4,328,100
420,000	Minerva Neurosciences, Inc. (a)	3,465,000
10,000	Thermo Fisher Scientific, Inc.	2,071,400

		9,864,500

RETAILING - 2.2%
1,000	Amazon.com, Inc. (a)	1,699,800
8,000	Home Depot, Inc. (The)	1,560,800

		3,260,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
18,000	Broadcom, Inc.	4,367,520
85,000	Intel Corp.	4,225,350
131,000	Marvell Technology Group, Ltd.	2,808,640
30,000	Mellanox Technologies, Ltd. (a)	2,529,000
120,000	Micron Technology, Inc. (a)(e)	6,292,800
18,000	NVIDIA Corp.	4,264,200
40,000	NXP Semiconductor NV (a)	4,370,800

		28,858,310

SOFTWARE & SERVICES - 31.7%
40,000	Activision Blizzard, Inc.	3,052,800
22,000	Alibaba Group Holding, Ltd. ADR (a)	4,081,660
4,000	Alphabet, Inc., Class C (a)	4,462,600
15,000	Autodesk, Inc. (a)	1,966,350
50,000	Cognizant Technology Solutions Corp., Class A	3,949,500
53,000	Dell Technologies, Inc., Class V (a)	4,482,740

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Premier Growth Equity Fund

25,000	DXC Technology Co.	2,015,250
25,000	EPAM Systems, Inc. (a)	3,108,250
25,000	Facebook, Inc., Class A (a)	4,858,000
14,000	LogMeIn, Inc.	1,445,500
20,000	PayPal Holdings, Inc. (a)	1,665,400
40,000	RealPage, Inc. (a)	2,204,000
10,000	salesforce.com, Inc. (a)	1,364,000
10,000	ServiceNow, Inc. (a)	1,724,700
18,000	Spotify Technology SA (a)	3,028,320
16,000	Take-Two Interactive Software, Inc. (a)	1,893,760
15,000	Visa, Inc., Class A (e)	1,986,750

		47,289,580

TECHNOLOGY HARDWARE & EQUIPMENT (a) - 8.3%
6,000	Arista Networks, Inc.	1,544,940
80,000	Lumentum Holdings, Inc. (b)	4,632,000
20,000	Palo Alto Networks, Inc.	4,109,400
90,000	Super Micro Computer, Inc. (b)	2,128,500

		12,414,840

TRANSPORTATION (a)(b) - 2.0%
30,000	XPO Logistics, Inc.	3,005,400

UTILITIES (a) - 1.8%
115,000	Vistra Energy Corp.	2,720,900

	Total Common Stocks (Cost $134,190,665)	138,625,130

Preferred Stocks - 1.5%

SOFTWARE & SERVICES (a)(c)(d)(f) - 1.5%
434,783	AMINO, Inc., Series C	2,282,611

	Total Preferred Stocks (Cost $2,500,002)	2,282,611

Registered Investment Companies - 3.9%
185,465	Highland Merger Arbitrage Fund, Class Z (g)	3,885,490
85,852	NexPoint Strategic Opportunities Fund, Common (g)	1,884,451
50,712	State Street Navigator Securities Lending Government Money Market Portfolio 1.93% (h)	50,712

	Total Registered Investment Companies (Cost $5,744,867)	5,820,653

Purchased Call Options (i) - 0.0%
	Total Purchased Call Options (Cost $692)	550

Total Investments - 98.3% (Cost $142,436,226)		146,728,944

Securities Sold Short (j) - (4.8)%

Exchange-Traded Funds - (4.8)%
(40,000)	iShares PHLX Semiconductor ETF	(7,129,600)
	Total Exchange-Traded Funds (Proceeds $7,110,851)	(7,129,600)

	Total Securities Sold Short (Proceeds $7,110,851)	(7,129,600)

Other Assets & Liabilities, Net - 6.5%		9,656,286

Net Assets - 100.0%		149,255,630

(a)	Non-income producing security.
(b)

Securities (or a portion of securities) on loan. As of June 30, 2018, the market value of securities loaned was $7,050,711. The loaned securities were secured with cash and securities collateral of $7,112,413. Collateral is calculated based on prior day’s prices.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,957,391, or 2.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2018. Please see Notes.

(d)

Classified as Level 3 within the three-tier fair value hierarchy. Please see Notes for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Premier Growth Equity Fund

(e)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $6,743,058.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,282,611	1.5%

(g)	Affiliated issuer. Assets with a total aggregate market value of $5,769,941, or 3.9% of net assets, were affiliated with the Fund as of June 30, 2018.
(h)	Represents investments of cash collateral received in connection with securities lending.
(i)	Options are shown at market value.
(j)	$986,382 in cash was segregated or on deposit with the brokers to cover investments sold short as of June 30, 2018 and is included in “Other Assets & Liabilities, Net.”

Purchased options contracts outstanding as of June 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
DXC Technology, Co., Call	$110.00	Jefferies & Co., Inc.	July 2018	110	1,210,000	$692	$550

Written options contracts outstanding as of June 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Continental Resources, Inc., Call	$71.00	Jefferies & Co., Inc.	July 2018	100	710,000	$(8,871)	$(3,750)
E*TRADE Financial Corp., Call	$70.00	Jefferies & Co., Inc.	July 2018	200	1,400,000	(7,742)	(1,800)
Facebook, Inc., Call	$205.00	Jefferies & Co., Inc.	July 2018	115	2,357,500	(11,260)	(13,455)
Home Depot, Inc. (The), Call	$200.00	Jefferies & Co., Inc.	July 2018	40	800,000	(2,868)	(5,640)
Live Nation Entertainment, Inc., Call	$50.00	Jefferies & Co., Inc.	July 2018	100	500,000	(3,871)	(7,000)
Palo Alto Networks, Inc., Call	$230.00	Jefferies & Co., Inc.	July 2018	50	1,150,000	(7,840)	(2,400)
Pioneer Natural Resources Co., Call	$200.00	Jefferies & Co., Inc.	July 2018	60	1,200,000	(9,223)	(10,020)
salesforce.com, Inc., Call	$140.00	Jefferies & Co., Inc.	July 2018	50	700,000	(7,136)	(9,600)
Visa, Inc., Call	$140.00	Jefferies & Co., Inc.	July 2018	100	1,400,000	(8,771)	(3,200)
Activision Blizzard, Inc., Call	$80.00	Jefferies & Co., Inc.	July 2018	200	1,600,000	(12,742)	(13,000)
Spotify Technology SA, Call	$195.00	Jefferies & Co., Inc.	July 2018	90	1,755,000	(24,184)	(8,730)

Total Written Options Contracts						$(104,508)	$(78,595)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Premier Growth Equity Fund

Swap contracts outstanding as of June 30, 2018 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
MSHDGBH	1 Month USD LIBOR plus 0.50%	Morgan Stanley & Co.	January 17, 2020	USD	$4,927,648	$—	$216,914	$216,914

Total Swap Contracts Outstanding								$216,914

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$50,712	$50,712

Total Borrowings	$50,712	$50,712

Gross amount of recognized liabilities for securities lending transactions		$50,712

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Highland MSHDGBH as of June 30, 2018.

Security Description	Shares	Market Value as of 6/30/18	Percent of Basket’s Net Assets
MS Highland MSHDGBH
Regenxbio, Inc.	14,995	1,075,863	5.85%
Madrigal Pharmaceuticals, Inc.	3,352	937,527	5.09%
Uniqure NV	23,267	879,511	4.78%
Sarepta Therapeutics, Inc.	6,600	872,443	4.74%
Foundation Medicine, Inc.	6,130	837,915	4.55%
Crispr Therapeutics AG	13,761	808,617	4.39%
Mirati Therapeutics, Inc.	15,800	778,963	4.23%
Loxo Oncology, Inc.	4,365	757,208	4.11%
G1 Therapeutics, Inc.	15,855	689,069	3.74%
Spark Therapeutics, Inc.	8,064	667,402	3.63%
Ultragenyx Pharmaceutical, Inc.	8,536	656,156	3.56%
Genomic Health, Inc.	12,360	622,965	3.38%
Intellia Therapeutics, Inc.	21,382	585,009	3.18%
Array Biopharma, Inc.	32,156	539,585	2.93%
Immunogen, Inc.	52,367	509,528	2.77%
Editas Medicine, Inc.	13,729	491,918	2.67%
Spectrum Pharmaceuticals, Inc.	21,824	457,433	2.49%
Abeona Therapeutics, Inc.	28,192	451,071	2.45%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Premier Growth Equity Fund

Kura Oncology, Inc.	23,655	430,526	2.34%
Voyager Therapeutics, Inc.	21,976	429,402	2.33%
Casi Pharmaceuticals, Inc.	51,668	425,227	2.31%
Audentes Therapeutics, Inc.	11,038	421,757	2.29%
Amicus Therapeutics, Inc.	26,067	407,171	2.21%
Myriad Genetics, Inc.	10,727	400,875	2.18%
Cellectis - ADR	14,019	396,603	2.15%
Dynavax Technologies Corp.	25,887	394,776	2.14%
Myokardia, Inc.	7,781	386,315	2.10%
Bluebird Bio, Inc.	2,320	364,154	1.98%
Blueprint Medicines Corp.	5,280	335,196	1.82%
Sangamo Therapeutics, Inc.	23,222	329,746	1.79%
Glycomimetics, Inc.	17,493	282,156	1.53%
Dicerna Pharmaceuticals, Inc.	22,944	281,067	1.53%
Rocket Pharmaceuticals, Inc.	14,040	275,602	1.50%
Adverum Biotechnologies, Inc.	42,895	227,341	1.24%
Total	623,747	$18,406,096	100.00%

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 102.6%

AUTOMOBILES & COMPONENTS (a)(b) - 0.6%
8,200	Gentherm, Inc.	322,260

BANKS - 15.8%
5,000,000	Alpha Bank AE ADR (a)	2,650,000
3,094	Canadian Imperial Bank of Commerce (b)	268,931
12,000	CIT Group, Inc.	604,920
6,377,500	Eurobank Ergasias SA ADR (a)	3,124,975
2,430	IBERIABANK Corp. (b)	184,194
7,440,500	National Bank of Greece SA (a)	2,270,163

		9,103,183

CAPITAL GOODS - 1.3%
28,100	Luxfer Holdings PLC	491,188
1,400	Teledyne Technologies, Inc. (a)(b)	278,684

		769,872

COMMERCIAL & PROFESSIONAL SERVICES (b) - 0.6%
20,000	Resources Connection, Inc.	338,000

CONSUMER DURABLES & APPAREL (b) - 0.9%
6,000	Oxford Industries, Inc.	497,880

CONSUMER SERVICES (a)(b) - 0.6%
20,300	K12, Inc.	332,311

DIVERSIFIED FINANCIALS (b) - 2.0%
19,070	Cannae Holdings, Inc. (a)	353,748
7,275	KKR & Co. LP	180,784
57,120	Oaktree Specialty Lending Corp.	273,034
3,835	Raymond James Financial, Inc.	342,657

		1,150,223

ENERGY (b) - 3.0%
27,000	C&J Energy Services, Inc. (a)	637,200
6,420	Dril-Quip, Inc. (a)	329,988
10,650	Oil States International, Inc. (a)	341,865
15,920	SM Energy Co.	408,985

		1,718,038

FOOD & STAPLES RETAILING (b) - 0.8%
18,400	SpartanNash Co.	469,568

HEALTHCARE EQUIPMENT & SERVICES - 6.4%
20,000	K2M Group Holdings, Inc. (a)(b)	450,000
4,025	LHC Group, Inc. (a)	344,500
3,475	LifePoint Health, Inc. (a)(b)	169,580
8,245	MEDNAX, Inc. (a)	356,843
5,720	Molina Healthcare, Inc. (a)(b)	560,217
2,450	NuVasive, Inc. (a)(b)	127,694
26,785	Patterson Cos., Inc. (b)	607,216
179,200	Quorum Health Corp. (a)	896,000
11,300	Surgery Partners, Inc. (a)(b)	168,370

		3,680,420

MATERIALS (b) - 16.5%
26,100	Loma Negra Cia Industrial Argentina SA ADR (a)	267,786
250,000	MPM Holdings, Inc. (a)	8,437,500
2,205	Quaker Chemical Corp.	341,488
6,600	Sensient Technologies Corp.	472,230

		9,519,004

MEDIA (b) - 0.9%
15,275	Sinclair Broadcast Group, Inc., Class A	491,091

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Small-Cap Equity Fund

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 22.9%
15,500	Acorda Therapeutics, Inc. (b)	444,850
52,300	Amicus Therapeutics, Inc. (c)	816,926
9,000	ANI Pharmaceuticals, Inc. (b)(c)	601,200
2,582	Charles River Laboratories International, Inc.	289,855
110,825	Coherus Biosciences, Inc. (b)(c)	1,551,550
35,716	Collegium Pharmaceutical, Inc. (b)(c)	851,827
119,520	Egalet Corp. (b)	50,390
63,734	Heron Therapeutics, Inc. (b)(c)	2,476,066
6,650	Intersect ENT, Inc. (b)	249,042
52,870	MiMedx Group, Inc. (b)(c)	337,839
2,100	Nektar Therapeutics	102,543
2,350	Pacira Pharmaceuticals, Inc.	75,318
23,800	Paratek Pharmaceuticals, Inc. (b)(c)	242,760
67,650	Portola Pharmaceuticals, Inc. (b)(c)	2,555,140
4,255	PRA Health Sciences, Inc. (b)	397,247
50,600	TG Therapeutics, Inc. (b)	665,390
14,255	Ultragenyx Pharmaceutical, Inc. (b)(c)	1,095,782
40,400	Veracyte, Inc. (c)	377,336

		13,181,061

REAL ESTATE (b) - 10.6%
40,575	Forest City Realty Trust, Inc., Class A, REIT	925,516
48,500	Independence Realty Trust, Inc., REIT	500,035
105,461	Jernigan Capital, Inc., REIT (c)	2,010,086
56,053	NexPoint Residential Trust, Inc., REIT (d)	1,594,708
613,889	RAIT Financial Trust, REIT	59,547
14,300	RLJ Lodging Trust, REIT	315,315
10,266	Spirit MTA REIT, REIT (a)(c)	105,740
78,000	Spirit Realty Capital, Inc., REIT	626,340

		6,137,287

RETAILING (b) - 6.3%
233,527	Barnes & Noble, Inc.	1,482,896
58,500	Francesca’s Holdings Corp. (a)	441,675
21,850	Genesco, Inc. (a)	867,445
7,075	LKQ Corp. (a)	225,692
8,195	Tractor Supply Co.	626,836

		3,644,544

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a)(b) - 1.2%
14,150	Semtech Corp.	665,758

SOFTWARE & SERVICES (b) - 5.9%
4,620	CoreLogic, Inc. (a)	239,778
5,500	Cornerstone OnDemand, Inc. (a)	260,865
19,575	Fortinet, Inc. (a)	1,222,067
6,750	Science Applications International Corp.	546,278
12,700	SS&C Technologies Holdings, Inc.	659,130
12,340	Teradata Corp. (a)	495,451

		3,423,569

TECHNOLOGY HARDWARE & EQUIPMENT (a)(b) - 0.8%
3,390	Zebra Technologies Corp., Class A	485,618

TRANSPORTATION (b) - 2.2%
98,450	Corp. America Airports SA (a)	830,918
14,000	JetBlue Airways Corp. (a)	265,720
5,160	Matson, Inc.	198,041

		1,294,679

UTILITIES - 3.3%
61,000	Central Puerto SA ADR	603,900
6,700	NRG Energy, Inc.	205,690
45,775	Vistra Energy Corp. (a)	1,083,036

		1,892,626

	Total Common Stocks (Cost $52,516,944)	59,116,992

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Small-Cap Equity Fund

Master Limited Partnerships - 8.8%

ENERGY (b) - 8.8%
87,200	Boardwalk Pipeline Partners LP	1,013,264
71,290	Energy Transfer Equity LP	1,229,753
28,510	SemGroup Corp., Class A (c)	724,154
22,475	Western Gas Equity Partners LP	803,481
52,925	Dynagas LNG Partners LP	432,927
16,440	Andeavor Logistics LP	699,193
7,150	Plains All American Pipeline LP	169,026

		5,071,798

	Total Master Limited Partnerships (Cost $4,398,123)	5,071,798

Registered Investment Companies - 3.8%
85,855	NexPoint Strategic Opportunities Fund, Common (d)	1,884,517
333,525	State Street Navigator Securities Lending Government Money Market Portfolio 1.93% (e)	333,525

	Total Registered Investment Companies (Cost $2,279,473)	2,218,042

Total Investments - 115.2% (Cost $59,194,540)		66,406,832

Securities Sold Short (f) - (12.6)%

Exchange-Traded Funds - (12.6)%
(88,300)	Direxion Daily Small Cap Bull 3X Shares ETF	(7,254,728)
	Total Exchange-Traded Funds (Proceeds $6,048,476)	(7,254,728)

	Total Securities Sold Short (Proceeds $6,048,476)	(7,254,728)

Other Assets & Liabilities, Net - (15.2)%		(1,509,901)

Net Assets - 100.0%		57,642,203

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales, written options contracts, or borrowings. The market value of the securities pledged as collateral was $51,548,228.
(c)

Securities (or a portion of securities) on loan. As of June 30, 2018, the market value of securities loaned was $5,299,298. The loaned securities were secured with cash and securities collateral of $5,548,545. Collateral is calculated based on prior day’s prices.

(d)	Affiliated issuer. Assets with a total aggregate market value of $3,479,225, or 6.0% of net assets, were affiliated with the Fund as of June 30, 2018.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	As of June 30, 2018 $7,903,016 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 27.1%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
65,580	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW, 1M LIBOR + 6.100%, FRN 09/25/2042 (a)(b)	9,680
4,405	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	3,711

	Total Agency Collateralized Mortgage Obligations (Cost $18,082)	13,391

AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
56,336	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	60,527
463,145	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043 (d)	452,771
210,040	3.50%, 11/01/2042 - 02/01/2043 (d)	210,986
82,951	4.00%, 02/01/2044	85,179
160,719	4.50%, 02/01/2040 - 01/01/2041 (d)	169,165
80,811	5.00%, 06/01/2041	87,164
120,406	Government National Mortgage Assoc. 3.00%, 04/20/2043 - 06/20/2043 (d)	118,997
120,223	3.50%, 05/20/2043	121,692
137,415	4.00%, 01/20/2041 - 04/20/2043 (d)	142,154
52,142	4.50%, 05/20/2040 - 03/20/2041 (d)	54,822

	Total Agency Mortgage-Backed Securities (Cost $1,526,841)	1,503,457

ASSET-BACKED SECURITIES (b) - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A, 1M USD LIBOR + 0.740%, FRN 01/25/2034	2

CORPORATE BONDS & NOTES - 13.7%

AUTOMOBILES & COMPONENTS - 0.7%
400,000	AutoZone, Inc. 7.13%, 08/01/2018	401,299
200,000	Toyota Motor Credit Corp., MTN 2.00%, 10/24/2018	199,685

		600,984

BANKS - 0.2%
27,000	Bank of America Corp. 2.60%, 01/15/2019	26,985
129,000	5.99%, 07/30/2018 (b)(e)	129,709
25,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.600%, FRN 07/15/2020 (b)	25,341
21,000	Morgan Stanley, MTN3M USD LIBOR + 1.500%, FRN 11/09/2018 (b)	21,074

		203,109

CONSUMER DURABLES & APPAREL - 0.0%
15,000	DR Horton, Inc. 3.75%, 03/01/2019	15,048
19,000	Lennar Corp. 4.50%, 11/15/2019	19,190

		34,238

CONSUMER SERVICES - 0.5%
350,000	Marriott International, Inc. 3.00%, 03/01/2019	350,077
32,000	MGM Resorts International 5.25%, 03/31/2020	32,640
50,000	Western Union Co. (The) 3.65%, 08/22/2018	50,059

		432,776

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

DIVERSIFIED FINANCIALS - 0.9%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	149,961
250,000	General Motors Financial Co., Inc. 3.10%, 01/15/2019	250,268
12,000	3.50%, 07/10/2019	12,063
370,000	JPMorgan Chase & Co. Series I, 3M USD LIBOR + 3.470%, VRN 07/30/2018 (b)(e)	373,238

		785,530

ENERGY (f) - 0.0%
42,000	Kinder Morgan, Inc. 5.63%, 11/15/2023	44,774

FINANCIALS - 0.0%
19,000	Caterpillar Financial Services Corp., MTN 2.45%, 09/06/2018	19,001

FOOD, BEVERAGE & TOBACCO - 2.0%
800,000	Altria Group, Inc. 9.70%, 11/10/2018	819,649
750,000	Anheuser-Busch InBev Worldwide, Inc. 2.20%, 08/01/2018	749,733
250,000	Kraft Heinz Foods Co. 2.00%, 07/02/2018	250,000

		1,819,382

HEALTHCARE EQUIPMENT & SERVICES - 3.1%
1,800,000	Abbott Laboratories 2.00%, 09/15/2018	1,797,304
262,000	Anthem, Inc. 2.30%, 07/15/2018	261,969
44,000	HCA, Inc. 6.50%, 02/15/2020	45,787
9,000	Medtronic, Inc. 2.50%, 03/15/2020	8,940
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	50,375
30,000	6.00%, 10/01/2020	30,937
300,000	UnitedHealth Group, Inc. 1.90%, 07/16/2018	299,948
359,000	Walgreen Co. 5.25%, 01/15/2019	363,525

		2,858,785

INDUSTRIALS - 1.2%
645,000	General Electric Co. Series D, 3M USD LIBOR + 3.330%, VRN 01/21/2021 (b)(e)	636,131
20,000	Illinois Tool Works, Inc. 1.95%, 03/01/2019	19,907
202,000	Stanley Black & Decker, Inc. 1.62%, 11/17/2018	201,216
230,000	2.45%, 11/17/2018	229,724

		1,086,978

INSURANCE - 0.6%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	22,060
500,000	Prudential Financial, Inc.3M USD LIBOR + 3.920%, VRN 5.63%, 06/15/2043 (b)	516,250

		538,310

MATERIALS - 0.3%
132,000	Dow Chemical Co. (The) 8.55%, 05/15/2019	138,376
150,000	EI du Pont de Nemours & Co. 6.00%, 07/15/2018	150,159

		288,535

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

MEDIA - 1.3%
870,000	Time Warner Cable LLC 6.75%, 07/01/2018	870,000
180,000	8.75%, 02/14/2019	186,034
130,000	Walt Disney Co. (The), MTN 5.50%, 03/15/2019	132,620

		1,188,654

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
425,000	Amgen, Inc. 5.70%, 02/01/2019	432,037
175,000	Gilead Sciences, Inc. 1.85%, 09/04/2018	174,836
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	25,839

		632,712

REAL ESTATE - 0.4%
299,000	American Tower Corp., REIT 3.40%, 02/15/2019	299,850
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	30,750

		330,600

RETAILING - 1.0%
773,000	CVS Health Corp. 1.90%, 07/20/2018	772,847
97,000	Home Depot, Inc. (The) 2.25%, 09/10/2018	96,978

		869,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
340,000	Broadcom Corp. 2.70%, 11/01/2018	339,257
16,000	Xilinx, Inc. 2.13%, 03/15/2019	15,931

		355,188

TELECOMMUNICATION SERVICES - 0.1%
15,000	Discovery Communications LLC 2.75%, 11/15/2019 (f)	14,886
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	17,462
525,504	iHeartCommunications, Inc., PIK (h)	67,659

		100,007

UTILITIES (b) - 0.3%
250,000	WEC Energy Group, Inc.3M USD LIBOR + 2.113%, VRN 05/15/2067	247,825

	Total Corporate Bonds & Notes (Cost $12,768,995)	12,437,213

FOREIGN CORPORATE BONDS & NOTES - 0.2%

CAPITAL GOODS (f) - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020	64,584
UTILITIES (f) - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019	63,812

	Total Foreign Corporate Bonds & Notes (Cost $124,265)	128,396

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.1%
14,642	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN 5.48%, 01/15/2049 (b)	14,706
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C, VRN 5.04%, 01/15/2047 (b)	61,344
2,363	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	2,363
2,068	Series 2007-C6, Class AM, VRN 6.11%, 07/15/2040 (b)	2,067
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS, VRN 4.35%, 03/15/2047 (b)	41,084

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $121,409)	121,564

U.S. TREASURIES - 1.6%
500,000	U.S. Treasury Notes 1.25%, 12/31/2018 (i)	497,754
500,000	1.38%, 01/15/2020 (i)	491,650
500,000	1.75%, 12/31/2020	489,942

	Total U.S. Treasuries (Cost $1,496,911)	1,479,346

U.S. TREASURY BILLS - 9.8%
1,000,000	U.S. Treasury Bill 0.00%, 11/15/2018	992,454
2,000,000	U.S. Treasury Bill 0.00%, 04/25/2019	1,963,700
3,000,000	U.S. Treasury Bill 0.01%, 08/02/2018	2,995,427
3,000,000	U.S. Treasury Bill 0.01%, 09/27/2018	2,986,352

	Total U.S. Treasury Bills (Cost $8,937,577)	8,937,933

	Total Bonds & Notes (Cost $24,994,082)	24,621,302

Shares
Domestic Equity - 37.7%

COMMON STOCKS - 36.1%

CONSUMER DURABLES & APPAREL - 1.9%
15,525	Genius Brands International, Inc. (j)	36,950
2,487	JG Boswell Co.	1,671,264

		1,708,214

CONSUMER SERVICES - 2.5%
20,000	Collectors Universe, Inc.	294,800
186,856	Jamba, Inc. (i)(j)	1,990,017

		2,284,817

DIVERSIFIED FINANCIALS - 12.6%
18,700	Berkshire Hathaway, Inc., Class B (j)	3,490,355
15,556	Oaktree Capital Group LLC	632,352
627,422	PICO Holdings, Inc. (j)	7,309,466

		11,432,173

MATERIALS - 0.5%
12,900	Ball Corp.	458,595

MEDIA - 7.2%
1,715	Charter Communications, Inc., Class A (j)	502,855
29,365	GCI Liberty, Inc., Class A (j)	1,323,774
103,702	Liberty Media Corp-Liberty Formula One, Class A (i)(j)	3,661,718
22,475	Twenty-First Century Fox, Inc., Class B	1,107,343

		6,595,690

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
3,900	Johnson & Johnson	473,226

REAL ESTATE - 2.3%
9,120	Alexander & Baldwin, Inc. (j)	214,320
1,295	Phillips Edison Grocery Center REIT I, Inc. (j)(k)	13,405
89,370	Retail Opportunity Investments Corp., REIT (i)	1,712,329
20,900	VEREIT, Inc., REIT	155,496

		2,095,550

SOFTWARE & SERVICES (j) - 3.7%
581	Alphabet, Inc., Class A	656,059
2,403	Alphabet, Inc., Class C	2,680,907

		3,336,966

TELECOMMUNICATION SERVICES - 4.9%
237,277	CenturyLink, Inc.	4,422,843

	Total Common Stocks (Cost $30,288,560)	32,808,074

PREFERRED STOCKS - 1.6%
DIVERSIFIED FINANCIALS (e)(j) - 0.5%
395	Wells Fargo & Co., Series L 7.500%	497,700

REAL ESTATE (e) - 0.5%
10,200	American Homes 4 Rent, Series E 6.350%	257,499
200	Gramercy Property Trust, Series A 7.125%	5,050
7,492	RLJ Lodging Trust, Series A 1.950% (j)	198,463

		461,012

TELECOMMUNICATION SERVICES - 0.6%
11,700	Qwest Corp. 6.500%	254,768
11,400	Qwest Corp. 6.750%	254,505

		509,273

	Total Preferred Stocks (Cost $1,475,971)	1,467,985

	Total Domestic Equity (Cost $31,764,531)	34,276,059

Foreign Equity - 22.4%
COMMON STOCKS - 22.4%
CONSUMER DURABLES & APPAREL - 0.7%
12,350	Sony Corp. ADR	633,061

DIVERSIFIED FINANCIALS - 0.7%
16,520	Brookfield Asset Management, Inc., Class A	669,721

FOOD, BEVERAGE & TOBACCO - 4.7%
16,150	Anheuser-Busch InBev NV ADR	1,627,274
53,105	British American Tobacco PLC, ADR	2,679,147

		4,306,421

MEDIA - 5.4%
116,011	Liberty Global PLC, Class A (j)	3,194,943
68,700	Vivendi SA ADR	1,676,967

		4,871,910

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
21,826	Bayer AG	2,396,496
14,610	Bayer AG ADR	402,944

		2,799,440

TELECOMMUNICATION SERVICES (i)(j) - 0.5%
56,800	Telecom Italia SpA/Milano ADR	416,912

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

TRANSPORTATION - 7.3%
1,038,050	Bollore SA	4,819,612
1,945	Financiere de L’Odet SA	1,860,271

		6,679,883

	Total Common Stocks (Cost $21,608,859)	20,377,348

	Total Foreign Equity (Cost $21,608,859)	20,377,348

MASTER LIMITED PARTNERSHIPS - 0.3%
21,650	Boardwalk Pipeline Partners LP	251,573

	Total Master Limited Partnerships (Cost $221,133)	251,573

Registered Investment Companies - 6.6%
11,385	BlackRock Taxable Municipal Bond Trust	251,608
12,181	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	311,468
20,500	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	480,930
77,090	Flaherty & Crumrine Preferred Securities Income Fund, Inc. (i)	1,458,543
30,888	Kayne Anderson Midstream/Energy Fund, Inc.	400,000
10,873	Nuveen Build America Bond Fund	224,092
2,629,586	State Street Navigator Securities Lending Government Money Market Portfolio 1.93% (g)	2,629,586
39,710	TCW Strategic Income Fund, Inc.	218,008

	Total Registered Investment Companies (Cost $5,919,533)	5,974,235

Principal Amount ($)
Cash Equivalents - 6.3%

COMMERCIAL PAPER - 2.2%
500,000	Boston Scientific Corp. 2.59%, 09/11/2018	497,439
500,000	Schlumberger Holdings 2.05%, 07/05/2018	499,819
1,000,000	Astrazeneca PLC 2.47%, 09/07/2018	995,459

	Total Commercial Paper (Cost $1,992,398)	1,992,717

Shares
MONEY MARKET FUNDS - 4.1%
3,762,807	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%	3,762,807

	Total Money Market Funds (Cost $3,762,807)	3,762,807

	Total Cash Equivalents (Cost $5,755,205)	5,755,524

Total Investments - 100.4% (Cost $90,263,343)		91,256,041

Other Assets & Liabilities, Net - (0.4)%		(388,075)

Net Assets - 100.0%		90,867,966

(a)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(b)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2018. Current LIBOR rates include 1 month which is equal to 2.09% and 3 months equal to 2.34%.

(c)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $366,219 or 0.4% of net assets.

(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	The issuer is, or is in danger of being, in default of its payment obligation.
(i)

Securities (or a portion of securities) on loan. As of June 30, 2018, the market value of securities loaned was $9,032,339. The loaned securities were secured with cash and securities collateral of $9,257,378. Collateral is calculated based on prior day’s prices.

(j)	Non-income producing security.
(k)

Classified as Level 3 within the three-tier fair value hierarchy. Please see Notes for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Total Return Fund

The Fund invested in the following countries as of June 30, 2018:

Country	Percentage (based on Total Investments)*
United States	76.4%
France	9.2%
United Kingdom	7.5%
Germany	3.1%
Belgium	1.8%
Canada	0.8%
Japan	0.7%
Italy	0.5%

100.0%

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Diversified Financials	13.1%	0.7%	13.8%
Media	7.2%	5.3%	12.5%
Transportation	0.0%	7.3%	7.3%
Telecommunication Services	5.4%	0.5%	5.9%
Food, Beverage & Tobacco	0.0%	4.7%	4.7%
Software & Services	3.7%	0.0%	3.7%
Pharmaceuticals, Biotechnology & Life Sciences	0.5%	3.1%	3.6%
Real Estate	2.8%	0.0%	2.8%
Consumer Durables & Apparel	1.9%	0.7%	2.6%
Consumer Services	2.5%	0.0%	2.5%
Materials	0.5%	0.0%	0.5%

			59.9%

Sector	Percentage (based on Total Investments)
Corporate Bonds and Notes	13.8%
U.S. Treasury Bills	9.8%
Agency Mortgage-Backed Securities	1.7%
U.S. Treasuries	1.6%
Other (each less than 0.5%)	0.4%

27.3%

Other Instruments	Percentage (based on Total Investments)*
Registered Investment Companies	6.5%
Cash Equivalents	6.3%

12.8%

100.0%

*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation.
[1]	The calculated percentages are only for Domestic and Foreign Equities.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 98.5%
ALASKA - 4.5%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	555,201

ARIZONA - 4.2%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	513,299

CALIFORNIA - 12.6%
120,000	Adelanto Public Utility Authority (Insured: AGM) 5.00%, 07/01/2027	143,818
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	558,155
300,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	355,122
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	490,580
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	13,463

		1,561,138

COLORADO - 4.5%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	558,355

CONNECTICUT - 6.6%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	275,105
500,000	Town of Fairfield, CT, GO 5.00%, 01/01/2021	539,495

		814,600

DISTRICT OF COLUMBIA (a) - 4.4%
500,000	District of Columbia 5.00%, 04/01/2030	542,085

FLORIDA - 3.1%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	388,143

GEORGIA - 4.1%
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	508,600

HAWAII - 4.3%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	534,155

ILLINOIS - 11.3%
500,000	Carol Stream Park District, GO Insured: BAM 5.00%, 01/01/2032	564,165
460,000	Illinois Financing Authority 5.00%, 11/15/2027	505,678
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	329,509

		1,399,352

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	15,930

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Tax-Exempt Fund

MASSACHUSETTS - 1.8%
200,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	224,512

MICHIGAN - 4.6%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	564,925

MISSOURI - 4.3%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	529,280

NEW JERSEY - 11.7%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	550,965
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	539,960
350,000	New Jersey Transportation Trust Fund Authority 5.00%, 06/15/2029	350,777

		1,441,702

PENNSYLVANIA - 9.6%
85,000	City of Philadelphia, PA Gas Works Co. Insured: NATL-RE 7.00%, 05/15/2020	90,719
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	537,859
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	551,825

		1,180,403

TEXAS - 6.8%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	549,915
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	283,053

		832,968

	Total Municipal Bonds & Notes (Cost $11,914,278)	12,164,648

Shares
Cash Equivalents - 0.4%
45,802	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%	45,802

	Total Cash Equivalents (Cost $45,802)	45,802

Total Investments - 98.9% (Cost $11,960,080)		12,210,450

Other Assets & Liabilities, Net - 1.1%		140,474

Net Assets - 100.0%		12,350,924

(a)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2018. Current LIBOR rates include 1 month which is equal to 2.09% and 3 months equal to 2.34%.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 87.3%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
89,969	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	92,699
AGENCY MORTGAGE-BACKED SECURITIES - 9.8%
1,113,542	Federal Home Loan Mortgage Corp. 4.00%, 05/01/2044	1,145,447
178,153	5.00%, 06/01/2041	191,407
3,580,095	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043 (a)	3,499,911
1,550,476	3.50%, 11/01/2042 - 02/01/2043 (a)	1,557,634
1,690,775	4.00%, 01/01/2041 - 03/01/2044 (a)	1,737,946
2,291,612	4.50%, 10/01/2039 - 04/01/2041 (a)	2,411,801
255,549	5.00%, 06/01/2041	275,640
1,349,446	Government National Mortgage Assoc. 3.50%, 05/20/2043	1,365,936
1,375,101	4.00%, 01/20/2041 - 04/20/2043 (a)	1,422,633

	Total Agency Mortgage-Backed Securities (Cost $13,863,702)	13,608,355

ASSET-BACKED SECURITIES - 6.4%
750,000	Capital Auto Receivables Asset Trust Series 2015-2, Class D 3.16%, 11/20/2020	751,699
750,000	DT Auto Owner Trust Series 2015-3A, Class D 4.53%, 10/17/2022 (b)	758,595
750,000	First Investors Auto Owner Trust Series 2014-1A, Class D 3.28%, 04/15/2021 (b)	750,417
750,000	First Investors Auto Owner Trust 2014-2 Series 2014-2A, Class D 3.47%, 02/15/2021 (b)	750,798
499,945	Flagship Credit Auto Trust Series 2014-1, Class C 3.34%, 04/15/2020 (b)	500,642
750,000	GM Financial Automobile Leasing Trust Series 2015-3, Class C 2.98%, 11/20/2019	750,458
875,000	Series 2015-3, Class D 3.48%, 08/20/2020	875,789
624,000	Hertz Vehicle Financing II LP Series 2016-1A, Class A 2.32%, 03/25/2020 (b)	621,412
250,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	249,765
670,000	Hyundai Auto Receivables Trust 2014-B Series 2014-B, Class D 2.51%, 12/15/2020	669,900
682,796	Santander Drive Auto Receivables Trust Series 2015-4, Class C 2.97%, 03/15/2021	683,442
859,000	World Financial Network Credit Card Master Trust Series 2012-C, Class C 4.55%, 08/15/2022	862,659
650,000	World Omni Auto Receivables Trust Series 2015-A, Class B 2.04%, 01/18/2022	647,078

	Total Asset-Backed Securities (Cost $8,936,127)	8,872,654

CORPORATE BONDS & NOTES - 42.2%

BANKS - 9.3%

128,000	Bank of America Corp. 4.10%, 07/24/2023	130,198
450,000	5.13%, 06/17/2019 (c)(d)(e)	453,938
900,000	5.49%, 03/15/2019	915,310

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

	Bank of America Corp., MTN
311,000	4.00%, 04/01/2024	313,964
980,000	4.09%, 09/28/2020 (e)	1,000,366
810,000	Capital One Financial Corp.3M USD LIBOR + 0.950%, FRN 03/09/2022 (e)	813,488
835,000	Goldman Sachs Capital III3M USD LIBOR + 0.770%, FRN 07/30/2018 (c)(e)	703,488
750,000	Goldman Sachs Group, Inc. (The)3M USD LIBOR + 1.170%, FRN 11/15/2021 (e)	759,462
750,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.750%, FRN 10/28/2027 (d)(e)	765,788
500,000	Independent Bank Group, Inc.VRN 5.00%, 12/31/2027 (e)	506,573
750,000	Manufacturers & Traders Trust Co.3M USD LIBOR + 0.640%, VRN 12/01/2021 (e)	748,201
750,000	Mellon Capital IV3M USD LIBOR + 0.565%, VRN 07/30/2018 (c)(d)(e)	674,250
850,000	NTC Capital II Series B, 3M USD LIBOR + 0.590%, FRN 04/15/2027 (e)	804,313
250,000	People’s United Bank NA 4.00%, 07/15/2024	249,634
750,000	State Street Corp.3M USD LIBOR + 1.000%, FRN 06/01/2077 (e)	665,625
800,000	USB Capital IX3M USD LIBOR + 1.020%, VRN 07/30/2018 (c)(e)	726,000
795,000	Wachovia Capital Trust II3M USD LIBOR + 0.500%, FRN 01/15/2027 (e)	749,288
	Wells Fargo & Co.
750,000	4.13%, 08/15/2023	754,918
884,000	5.90%, 06/15/2024 (c)(e)	888,420
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	225,603

		12,848,827

CAPITAL GOODS - 0.9%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	755,435
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	506,322

		1,261,757

CHEMICALS - 0.5%
750,000	Sherwin-Williams Co. (The) 2.25%, 05/15/2020	737,874

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	108,253
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (d)	664,756

		773,009

CONSUMER DURABLES & APPAREL - 0.2%
307,000	Mattel, Inc. 2.35%, 05/06/2019	307,025

DIVERSIFIED FINANCIALS - 10.4%
	American Express Co.
750,000	2.20%, 10/30/2020	733,150
1,000,000	4.90%, 03/15/2020 (c)(e)	1,004,250
750,000	Block Financial LLC 4.13%, 10/01/2020	756,936
175,000	Charles Schwab Corp. (The)3M USD LIBOR + 4.820%, VRN 02/01/2022 (c)(e)	193,813
750,000	Citigroup, Inc. Series O, 3M USD LIBOR + 4.059%, VRN 03/27/2020 (c)(e)	769,200

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	150,495
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	149,961
750,000	Ford Motor Credit Co. LLC 3.43%, 08/03/2022 (e)	754,002
200,000	5.88%, 08/02/2021	212,173
750,000	General Electric Co., MTN3M USD LIBOR + 0.300%, FRN 05/13/2024 (e)	716,349
250,000	General Motors Financial Co., Inc. 3.58%, 10/04/2019 (e)	252,590
197,000	3.90%, 01/14/2022 (e)	201,956
311,000	Goldman Sachs Group, Inc. (The) 2.63%, 01/31/2019	310,794
104,000	2.90%, 07/19/2018	104,024
247,000	4.00%, 03/03/2024	247,359
516,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.400%, VRN 08/26/2020 (e)	522,998
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	531,503
750,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (c)(e)	754,688
500,000	5.83%, 07/30/2018 (c)(e)	504,375
500,000	Lazard Group LLC 4.25%, 11/14/2020	510,073
224,000	Morgan Stanley 4.88%, 11/01/2022	232,561
133,000	5.00%, 11/24/2025	138,084
500,000	Morgan Stanley & Co., LLC, MTNYOY CPI + 2.000%, VRN 4.36%, 02/11/2020 (e)	503,125
500,000	Morgan Stanley, MTN 3.00%, 02/21/2020 (e)	492,500
500,000	3.60%, 01/16/2020 (e)	501,600
237,000	4.10%, 05/22/2023	238,166
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	751,596
1,000,000	UBS AG 5.13%, 05/15/2024	999,135
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	491,070
750,000	Western Union Co. (The) 3.60%, 03/15/2022	745,487

		14,474,013

ENERGY - 1.6%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	101,716
500,000	Chesapeake Energy Corp.3M USD LIBOR + 3.250%, FRN 04/15/2019 (d)(e)	500,000
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	267,653
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	73,843
181,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023	176,283
205,000	4.30%, 05/01/2024	205,037
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	125,477
214,000	Unit Corp. 6.63%, 05/15/2021	214,535
197,000	Williams Cos., Inc. (The) 4.55%, 06/24/2024 (d)	197,985
317,000	Williams Partners LP 5.25%, 03/15/2020	326,923

		2,189,452

ENVIRONMENTAL CONTROL - 0.2%
275,000	Republic Services, Inc. 5.25%, 11/15/2021	290,303

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

FOOD & STAPLES RETAILING - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	276,210

FOOD, BEVERAGE & TOBACCO - 1.2%
250,000	Altria Group, Inc. 2.63%, 01/14/2020	248,696
108,000	2.95%, 05/02/2023	105,125
108,000	4.50%, 05/02/2043	103,811
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	192,313
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	139,964
750,000	Philip Morris International, Inc. 2.63%, 02/18/2022	731,425
111,000	4.13%, 03/04/2043	103,455

		1,624,789

HEALTHCARE EQUIPMENT & SERVICES - 0.4%
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	392,228
114,000	HCA, Inc. 6.50%, 02/15/2020	118,631

		510,859

INDUSTRIALS - 2.3%
1,500,000	General Dynamics Corp. 3.00%, 05/11/2021	1,495,791
600,000	General Electric Co. Series D, 3M USD LIBOR + 3.330%, VRN 01/21/2021 (c)(e)	591,750
1,100,000	United Technologies Corp. 2.80%, 05/04/2024	1,043,415

		3,130,956

INSURANCE - 2.9%
14,000	Allstate Corp. (The) 5.10%, 01/15/2053 (d)(e)	365,890
119,000	5.75%, 08/15/2053 (e)	122,570
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (d)	784,752
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	233,193
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	260,625
103,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	89,867
101,000	7.70%, 06/15/2020	104,535
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	223,481
550,000	MetLife, Inc.3M USD LIBOR + 3.575%, VRN 06/15/2020 (c)(e)	560,890
750,000	Old Republic International Corp. 4.88%, 10/01/2024	778,552
515,000	Prudential Financial, Inc.3M USD LIBOR + 3.920%, VRN 06/15/2043 (e)	531,737

		4,056,092

MEDIA - 1.2%
205,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (b)	204,744
103,000	Comcast Corp. 4.75%, 03/01/2044	101,631
775,000	NBCUniversal Media LLC 5.15%, 04/30/2020	801,061
168,000	Warner Media LLC 5.35%, 12/15/2043	164,608
450,000	Warner Media LLC 4.88%, 03/15/2020	462,201

		1,734,245

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	142,589
10,000	Celgene Corp. 3.63%, 05/15/2024	9,769
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	150,535
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	209,555
97,000	Mylan, Inc. 5.40%, 11/29/2043	96,250
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	163,376

		772,074

REAL ESTATE - 3.2%
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	220,626
750,000	Corporate Office Properties LP, REIT 5.25%, 02/15/2024	777,017
750,000	EPR Properties, REIT 5.75%, 08/15/2022	787,081
750,000	PotlatchDeltic Corp., REIT 7.50%, 11/01/2019	791,250
158,000	Simon Property Group L.P. 2.35%, 01/30/2022	152,419
150,000	2.50%, 09/01/2020	147,890
250,000	2.50%, 07/15/2021	244,160
698,000	VEREIT Operating Partnership L.P. 4.60%, 02/06/2024	699,078
569,000	WP Carey, Inc. 4.60%, 04/01/2024	575,635

		4,395,156

RETAILING - 0.6%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	23,490
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	118,652
750,000	Tapestry, Inc. 4.25%, 04/01/2025	742,109

		884,251

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	104,550

SOFTWARE & SERVICES - 1.2%
750,000	Amazon.com, Inc. 5.20%, 12/03/2025	825,729
750,000	eBay, Inc. 2.20%, 08/01/2019	743,942
154,000	Oracle Corp. 3.63%, 07/15/2023	155,955

		1,725,626

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
308,000	Apple, Inc. 2.85%, 05/06/2021	307,387
520,000	HP, Inc. 2.75%, 01/14/2019	520,213
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	484,809
720,000	Seagate HDD Cayman 4.75%, 01/01/2025	691,467

		2,003,876

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

TELECOMMUNICATION SERVICES - 0.7%
262,000	AT&T, Inc. 2.38%, 11/27/2018	261,760
156,000	4.45%, 04/01/2024	157,682
336,000	5.15%, 03/15/2042	319,325
119,000	Sprint Corp. 7.25%, 09/15/2021	124,057
215,000	Windstream Services LLC 6.38%, 08/01/2023 (d)	129,000

		991,824

TRANSPORTATION - 0.7%
1,000,000	Union Pacific Corp. 3.20%, 06/08/2021	1,003,791

UTILITIES - 1.8%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	109,083
146,000	Duke Energy Corp. 3.75%, 04/15/2024	145,876
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	114,017
142,000	PacifiCorp 6.25%, 10/15/2037	181,412
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	309,765
259,000	Southern Co. (The) 2.45%, 09/01/2018	258,839
1,350,000	WEC Energy Group, Inc.3M USD LIBOR + 2.113%, VRN 05/15/2067 (e)	1,338,255

		2,457,247

	Total Corporate Bonds & Notes (Cost $58,529,282)	58,553,806

FOREIGN CORPORATE BONDS & NOTES - 4.8%
BANKS - 1.6%
500,000	Bank of Nova Scotia (The), MTN3M USD LIBOR + 0.250%, VRN 08/28/2019 (e)	502,966
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)	199,299
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	471,830
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	181,761
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	392,853
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	248,255
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	251,376

		2,248,340

DIVERSIFIED FINANCIALS - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	299,284
ENERGY - 0.7%
205,000	CNOOC Nexen Finance (2014) ULC 4.25%, 04/30/2024	207,645
138,000	Nexen Energy ULC 6.40%, 05/15/2037	169,570
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	95,101
325,000	Shell International Finance BV 3.40%, 08/12/2023	325,559
106,000	Statoil ASA 4.80%, 11/08/2043	114,338
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	71,487

		983,700

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

MATERIALS - 0.2%
205,000	Nutrien, Ltd. 4.90%, 06/01/2043	203,640
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
197,000	Actavis Funding SCS 3.85%, 06/15/2024	193,708
99,000	4.85%, 06/15/2044	95,971
775,000	CVS Health Corp. 3.13%, 03/09/2020	774,314
750,000	3.35%, 03/09/2021	749,652

		1,813,645

RETAILING (d) - 0.5%
750,000	Signet UK Finance PLC 4.70%, 06/15/2024	705,629
SOFTWARE & SERVICES (b)(d) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	109,452
TELECOMMUNICATION SERVICES - 0.2%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	303,400

	Total Foreign Corporate Bonds & Notes (Cost $6,729,004)	6,667,090

MUNICIPAL BONDS & NOTES - 14.4%
500,000	Adelanto Public Utility Authority (Insured: AGM) 3.75%, 07/01/2024	501,285
750,000	Belding Area Schools, GO Insured: Q-SBLF 6.50%, 05/01/2025	800,963
1,500,000	City of West Memphis 2.05%, 10/01/2021 (e)	1,500,000
750,000	Clark County School District Finance Corp. Insured: State Intercept 5.20%, 06/01/2026	790,830
635,000	Comstock Park Public Schools, GO Insured: Q-SBLF 6.30%, 05/01/2026	689,604
1,500,000	Illinois Housing Development Authority 2.08%, 08/01/2034 (e)	1,500,000
785,000	Indiana Development Finance Authority 1.60%, 12/01/2038 (e)	785,000
635,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/2027	654,831
750,000	Kindred Public School District No. 2, GO 6.00%, 08/01/2027	842,430
1,140,000	Mississippi Business Finance Corp. 2.15%, 08/01/2021 (e)	1,140,000
1,200,000	2.20%, 12/01/2025 (e)	1,200,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	729,655
1,500,000	New York State Housing Finance Agency 2.05%, 05/01/2049 (e)	1,500,000
750,000	North Texas Tollway Authority 8.91%, 02/01/2030	816,135
200,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	210,288
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	341,168
300,000	San Francisco City & County Redevelopment Financing Agency 8.26%, 08/01/2029	399,834

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	554,736
200,000	State of California, GOFRN 2.78%, 04/01/2047 (e)	201,324
2,000,000	State of Texas, GO 2.10%, 06/01/2045 (e)	2,000,000
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	754,035
2,005,000	Wheaton College 1.98%, 10/01/2035 (e)	2,005,000

	Total Municipal Bonds & Notes (Cost $19,819,590)	19,917,118

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.3%
123,789	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN 5.48%, 01/15/2049 (e)	124,331
120,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM, VRN 4.53%, 02/10/2047 (e)	124,723
100,000	Series 2013-LC13, Class AM, VRN 4.56%, 08/10/2046 (b)(e)	104,145
105,000	GS Mortgage Securities Trust Series 2014-GC20, Class AS 4.26%, 04/10/2047	105,527
100,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class C, VRN 4.97%, 02/15/2047 (e)	100,998
153,000	Series 2013-C17, Class C, VRN 5.04%, 01/15/2047 (e)	156,427
14,772	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	14,769
12,999	Series 2007-C6, Class AM, VRN 6.11%, 07/15/2040 (e)	12,996
210,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS, VRN 4.22%, 07/15/2046 (e)	213,639
191,000	Series 2013-C10, Class C, VRN 4.22%, 07/15/2046 (e)	185,967
100,000	Morgan Stanley Capital I Trust Series 2012-C4, Class B, VRN 5.21%, 03/15/2045 (b)(e)	104,563
42,231	Series 2006-T21, Class AJ, VRN 5.27%, 10/12/2052 (e)	42,547
115,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	118,055
263,000	Series 2014-LC14, Class AS, VRN 4.35%, 03/15/2047 (e)	270,126
140,000	Series 2014-C19, Class B, VRN 4.72%, 03/15/2047 (e)	144,683

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,829,381)	1,823,496

U.S. GOVERNMENT AGENCIES (f) - 3.9%
1,000,000	Federal Home Loan Mortgage Corp. 1.50%, 06/30/2021	984,750
1,000,000	Federal National Mortgage Assoc. 1.50%, 12/30/2019	992,987
2,000,000	1.75%, 10/29/2020	1,971,336
1,500,000	2.00%, 06/30/2021	1,490,561

	Total U.S. Government Agencies (Cost $5,497,979)	5,439,634

U.S. TREASURIES - 4.4%
250,000	U.S. Treasury Bond 6.25%, 08/15/2023	291,831
500,000	U.S. Treasury Note 2.13%, 12/31/2022	487,510
500,000	2.25%, 10/31/2024	484,072
500,000	2.25%, 12/31/2024 (d)	483,613

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

1,500,000	U.S. Treasury Notes 0.75%, 09/30/2018	1,495,471
1,500,000	1.00%, 10/15/2019	1,472,813
1,500,000	1.13%, 09/30/2021	1,429,220

	Total U.S. Treasuries (Cost $6,245,563)	6,144,530

	Total Bonds & Notes (Cost $121,542,902)	121,119,382

Shares
Domestic Equity - 3.8%

COMMON STOCKS - 2.3%
39,900	Gramercy Property Trust, REIT	1,090,068
23,221	Phillips Edison Grocery Center REIT I, Inc. (h)	240,340
33,250	Retail Opportunity Investments Corp., REIT (d)	637,070
173,000	VEREIT, Inc., REIT	1,287,120

	Total Common Stocks (Cost $3,750,400)	3,254,598

PREFERRED STOCKS - 1.5%
BANKS - 1.1%
22,109	First Republic Bank, Series E 7.000% (c)	571,847
28,000	GMAC Capital Trust I, Series 2 8.128% (e)	735,728
6,572	Wells Fargo & Co., Series Q 5.850% (c)(d)(e)	171,616

		1,479,191

REAL ESTATE - 0.4%
13,500	Gramercy Property Trust, Series A 7.125% (c)(d)	340,875
10,040	VEREIT, Inc., Series F 6.700% (c)	252,205

		593,080

	Total Preferred Stocks (Cost $2,049,627)	2,072,271

	Total Domestic Equity (Cost $5,800,027)	5,326,869

Registered Investment Companies - 8.3%
60,251	BlackRock Build America Bond Trust	1,331,547
31,679	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	810,032
51,599	DoubleLine Income Solutions Fund	1,031,464
63,009	Nuveen Build America Bond Fund	1,298,615
140,000	Nuveen Credit Strategies Income Fund	1,113,000
79,000	PIMCO Dynamic Credit & Mortgage Income Fund	1,862,030
4,139,328	State Street Navigator Securities Lending Government Money Market Portfolio 1.93% (g)	4,139,328

	Total Registered Investment Companies (Cost $11,392,630)	11,586,016

Principal Amount ($)
Cash Equivalents - 2.1%

COMMERCIAL PAPER - 0.7%
1,000,000	Mondelez International, Inc. 3.00%, 05/07/2020	998,307

	Total Commercial Paper (Cost $998,360)	998,307

Shares
MONEY MARKET FUND - 1.4%
1,917,297	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%	1,917,297

	Total Monet Market Fund (Cost $1,917,297)	1,917,297

	Total Cash Equivalents (Cost $2,915,657)	2,915,604

Total Investments - 101.5% (Cost $141,651,216)		140,947,871

Other Assets & Liabilities, Net - (1.5)%		(2,151,015)

Net Assets - 100.0%		138,796,856

(a)	Securities are grouped by coupon and represent a range of maturities.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Fixed Income Fund

(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $6,718,518 or 4.8% of net assets.

(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)

Securities (or a portion of securities) on loan. As of June 30, 2018, the market value of securities loaned was $5,814,870. The loaned securities were secured with cash and securities collateral of $5,961,308. Collateral is calculated based on prior day’s prices.

(e)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2018. Current LIBOR rates include 1 month which is equal to 2.09% and 3 months equal to 2.34%.

(f)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2018 and will reset at a future date.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	Non-income producing security.

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$1,085,938	$1,085,938
Corporate Bonds & Notes	3,053,390	3,053,390

Total Borrowings	$4,139,328	$4,139,328

Gross amount of recognized liabilities for securities lending transactions		$4,139,328

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the nine months ended June 30, 2018 for six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2018, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of June 30, 2018 is as follows:

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$1,072,566	$—	$—	$1,072,566
Energy	31,009,533	—	31,009,533	—
Financial	2,186,690	—	2,186,690	—
Media & Telecommunications	1,476,080	—	1,476,080	—
Retail	8,055,046	—	8,055,046	—
Service	2,289,587	—	2,289,587	—
Telecommunications	50,729,439	—	—	50,729,439
Utilities	942,079	—	942,079	—
Non-U.S. Senior Loans
Healthcare	4,463,164	—	—	4,463,164
U.S. Corporate Bonds & Notes
Energy	2,558,727	—	—	2,558,727
Utilities	572,222	—	572,222	—
Non-U.S. Government Bonds(1)	36,881,580	—	36,881,580	—
U.S. Equity
Banks	1,164,552	1,164,552	—	—
Capital Goods	419,700	419,700	—	—
Chemicals	26,241,026	24,653,835	—	1,587,191
Consumer Durables & Apparel	801,708	801,708	—	—
Consumer Services	5,760,849	5,760,849	—	—
Diversified Financials	1,106,815	1,106,815	—	—
Energy	5,155,985	5,155,985	—	—
Food, Beverage & Tobacco	279,075	279,075	—	—
Healthcare Equipment & Services	13,311,966	13,311,966	—	—
Insurance	1,256,958	1,256,958	—	—
Materials	7,848,545	7,848,545	—	—
Media	5,586,166	3,519,117	—	2,067,049
Pharmaceuticals, Biotechnology & Life Sciences	11,838,038	11,838,038	—	—
Real Estate	10,304,773	10,304,774	—	—
Retailing	951,895	951,895	—	—
Semiconductors & Semiconductor Equipment	2,069,274	2,069,274	—	—
Software & Services	11,290,501	11,290,501	—	—
Technology Hardware & Equipment	669,610	669,610	—	—
Telecommunication Services	80,263,986	—	—	80,263,986
Transportation	18,087,604	18,087,604	—	—
Utilities	106,407,964	106,407,963	—	—
Non-U.S. Equity	36,821,453	36,821,453	—	—
U.S. Rights	4,604,746	—	4,604,746	—
U.S. Warrants	214,183	—	1,930	212,253
U.S. Purchased Put Options	12,500	12,500	—	—
U.S. Registered Investment Companies	22,558,158	22,558,158	—	—
U.S. Master Limited Partnerships(1)	130,609,874	130,609,874	—	—
Non-U.S. Investment Companies	3,176,643	—	—	3,176,643
U.S. Asset-Backed Securities	14,018,327	—	13,860,024	158,303

Total Assets	665,069,587	416,900,749	101,879,517	146,289,321

Liabilities
Securities Sold Short
Common Stocks(1)	(86,694,229)	(86,694,229)	—	—
Non-U.S. Equity(1)	(13,234,037)	(13,234,037)	—	—
Non-U.S. Corporate Bonds & Notes	(5,029,371)	—	(5,029,371)	—
Other Financial Instruments Written Put Options Contracts	(1,250)	(1,250)	—	—

Total Liabilities	(104,958,887)	(99,929,516)	(5,029,371)	—

Total	$560,110,700	$316,896,284	$96,925,096	$146,289,321

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks
Banks	$8,297,790	$8,297,790	$—	$—
Capital Goods	5,353,170	5,353,170	—	—
Consumer Durables & Apparel	2,248,000	2,248,000	—	—
Diversified Financials	3,717,940	3,717,940	—	—
Energy	7,665,820	7,665,820	—	—
Materials	674,780	—	—	674,780
Media	3,253,500	3,253,500	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,864,500	9,864,500	—	—
Retailing	3,260,600	3,260,600	—	—
Semiconductors & Semiconductor Equipment	28,858,310	28,858,310	—	—
Software & Services	47,289,580	47,289,580	—	—
Technology Hardware & Equipment	12,414,840	12,414,840	—	—
Transportation	3,005,400	3,005,400	—	—
Utilities	2,720,900	2,720,900	—	—
Preferred Stocks(1)	2,282,611	—	—	2,282,611
Registered Investment Companies	5,820,653	5,820,653	—	—
Purchased Call Options	550	550	—	—
Total Return Swaps	216,914	—	216,914	—

Total Assets	146,945,858	143,771,553	216,914	2,957,391

Liabilities
Securities Sold Short(1)	(7,129,600)	(7,129,600)	—	—
Other Financial Instruments
Written Options Contracts	(78,595)	(78,595)	—	—

Total Liabilities	(7,208,195)	(7,208,195)	—	—

Total	$139,737,663	$136,563,358	$216,914	$2,957,391

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$59,116,992	$59,116,992	$—	$—
Master Limited Partnerships(1)	5,071,798	5,071,798	—	—
Registered Investment Companies	2,218,042	2,218,042	—	—

Total Assets	66,406,832	66,406,832	—	—

Liabilities
Securities Sold Short(1)	(7,254,728)	(7,254,728)	—	—

Total Liabilities	(7,254,728)	(7,254,728)	—	—

Total	$59,152,104	$59,152,104	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$13,391	$—	$13,391	$—
Agency Mortgage-Backed Securities	1,503,457	—	1,503,457	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	12,437,213	—	12,437,213	—
Foreign Corporate Bonds & Notes(1)	128,396	—	128,396	—
Non-Agency Collateralized Mortgage-Backed Securities	121,564	—	121,564	—
U.S. Treasuries	1,479,346	—	1,479,346	—
U.S. Treasury Bills	8,937,933	—	8,937,933	—
Domestic Equity
Common Stocks	32,808,074	32,794,669	—	13,405
Preferred Stocks(1)	1,467,985	1,467,985	—	—
Foreign Equity
Common Stocks	20,377,348	11,300,969	9,076,379	—
Master Limited Partnerships(1)	251,573	251,573	—	—
Registered Investment Companies	5,974,235	5,974,235	—	—
Cash Equivalents	3,762,807	3,762,807	—	—
Commercial Paper	1,992,717	—	1,992,717	—

Total	$91,256,041	$55,552,238	$35,690,398	$13,405

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$12,164,648	$—	$12,164,648	$—
Cash Equivalents	45,802	45,802	—	—

Total	$12,210,450	$45,802	$12,164,648	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

	Total value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$92,699	$—	$92,699	$—
Agency Mortgage-Backed Securities	13,608,355	—	13,608,355	—
Asset-Backed Securities	8,872,654	—	8,872,654	—
Corporate Bonds & Notes(1)	58,553,806	—	58,553,806	—
Foreign Corporate Bonds & Notes(1)	6,667,090	—	6,667,090	—
Municipal Bonds & Notes(1)	19,917,118	—	19,917,118	—
Non-Agency Collateralized Mortgage-Backed Securities	1,823,496	—	1,823,496	—
U.S. Government Agencies	5,439,634	—	5,439,634	—
U.S. Treasuries	6,144,530	—	6,144,530	—
Domestic Equity
Common Stocks	3,254,598	3,014,258	—	240,340
Preferred Stocks(1)	2,072,271	2,072,271	—	—
Registered Investment Companies	11,586,016	11,586,016	—	—
Cash Equivalents	1,917,297	1,917,297	—	—
Commercial Paper	998,307	—	998,307	—

Total	$140,947,871	$18,589,842	$122,117,689	$240,340

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

The tables below set forth a summary of changes in the Global Allocation Fund, Premier Growth Equity Fund, and the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the nine months ended June 30, 2018. Small-Cap Equity Fund and Tax-Exempt Fund had no level 3 assets for the nine months ended June 30, 2018.

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2018
Highland Global Allocation Fund
U.S. Senior Loans
Chemicals	$1,036,854	$—	$—	$15,593	$—	$20,119	$—	$—	$1,072,566	20,119
Telecommunications	46,640,630	—	—	(4,834)	—	43,515	4,050,128	—	50,729,439	43,515
Non-U.S. Senior Loans
Healthcare	5,038,493	—	—	—	—	6,217	—	(581,546)	4,463,164	6,217
U.S. Corporate Bonds & Notes
Energy	—	2,558,727	—	—	—	—	—	—	2,558,727	—
U.S. Equity
Chemicals	1,225,664	—	—	—	—	361,527	—	—	1,587,191	361,527
Media	—	2,067,049	—	—	—	—	—	—	2,067,049	—
Telecommunication Services	96,811,555	—	—	—	—	(16,547,569)	—	—	80,263,986	(16,547,569)
Non-U.S. Equity
Healthcare Equipment & Services	2,178,000	—	—	—	322,000	—	—	(2,500,000)	—	—
U.S. Warrants
Healthcare Equipment & Services	—	—	—	—	—	84,317	54,380	—	138,697	84,317
Healthcare Equipment & Services	99,206	—	—	—	—	(25,650)	—	—	73,556	(25,650)
Non-U.S. Investment Companies	3,491,987	—	—	—	—	(315,344)	—	—	3,176,643	(315,344)
U.S. Asset-Backed Securities	240,647	—	—	—	49,441	22,720	—	(154,505)	158,303	22,720

Total	$156,763,036	$4,625,776	$—	$10,759	$371,441	$(16,350,148)	$(4,104,508)	$(3,236,051)	$146,289,321	$(16,350,148)

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2018
Highland Premier Growth Equity Fund
Common Stocks
Materials	$—	$—	$—	$—	$—	$476,780	$198,000	$—	$674,780	$476,780
Preferred Stocks
Software & Services	2,582,611	—	—	—	—	(300,000)	—	—	2,282,611	(300,000)

Total	$2,582,611	$—	$—	$—	$—	$176,780	$198,000	$—	$2,957,391	$176,780

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2018
Highland Total Return Fund
Common Stocks
Real Estate	$10,543	$—	$—	$—	$—	$2,862	$—	$—	$13,405	$2,862

Total	$10,543	$—	$—	$—	$—	$2,862	$—	$—	$13,405	$2,862

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2018
Highland Fixed Income Fund
Common Stocks
Real Estate	$189,021	$—	$—	$—	$—	$51,319	$—	$—	$240,340	$51,319

Total	$189,021	$—	$—	$—	$—	$51,319	$—	$—	$240,340	$51,319

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the nine months ended June 30, 2018, a net amount of $4,625,776 of the Global Allocation portfolio investments was transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 were due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease in available market inputs to determine price.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Global Allocation Fund

Category	Market Value at 6/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$51,802,005	Discounted Cash Flow	Discount Rate	11.1%
		Debt-Loan Spread	Spread Adjustment	0.1%
			Adjusted Yield	9.74% - 10.14%
			Swap Rate	2.30% - 2.72%

Non-U.S. Senior Loans	4,463,164	Discounted Cash Flow	Discount Rate	9.33%
			Spread Adjustment	0.33%

U.S. Corporate Bonds & Notes	2,558,727	Liquidation Analysis	Claim Amount: Percent of Par	6.9%

U.S. Equity	83,918,226	Multiples Analysis	Price/MHz-PoP	$0.120 - $0.550
			Risk Discount	25%
			LTM EBITDA Multiple	8.6x
			Liquidity Discount	10%
			Size Adjustment	10%

U.S. Warrants	212,253	Black-Scholes Model	Annualized Volatility	60%

Non-U.S. Investment Companies	3,176,643	Net Asset Value	N/A	N/A

U.S. Asset-Backed Securities	158,303	Discounted Cash Flow	Discount Rate	20.88%
Total	$146,289,321

Highland Premier Growth Equity Fund

Category	Market Value at 6/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$674,780	Multiples Analysis	Multiple of EBITDA	6.75x - 8.25x
		Discounted Cash Flow	Discount Rate	12%
			Minority Discount	20%
			Terminal Multiple	7.0x
			Discount for Lack of Marketability	15%

Preferred Stocks	2,282,611	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.25x - 3.75x
		Discounted Cash Flow	Multiple of NFY+1 Total Revenue	3.75x - 4.25x
			Minority Discount	20%
			Discount Rate	32.5%
			Terminal Multiple	3.0x
			Minority Discount	20%
			Discount for Lack of Marketability	15%
Total	$2,957,391

Highland Total Return Fund

Category	Market Value at 6/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$13,405	Market Approach	Market Index Adjustment	-14%
		Blended Approach	Weightings	33.3%
		NAV	Third Party Value Indication	$9.74

Total	$13,405

Highland Fixed Income Fund

Category	Market Value at 6/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$240,340	Market Approach	Market Index Adjustment	-14%
		Blended Approach	Weightings	33.3%
		NAV	Third Party Value Indication	$9.74

Total	$240,340

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At June 30, 2018, the Global Allocation and Small Cap Equity Funds held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. The Global Allocation and Small Cap Equity Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions.

For the period ended June 30, 2018, the Highland Premier Growth Equity, Highland Total Return, Highland Tax-Exempt, and Highland Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Funds II

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid. The Fund’s did not have any transactions in written options for the period ended June 30, 2018.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of June 30, 2018:

Global Allocation Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2018	Shares at June 30, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	657,039	$14,034,358	$646,680	$—	$—	$(251,229)	$14,429,809	688,774	$646,680
Highland Energy MLP Fund (Master Limited Partnerships)	4,203,447	16,771,754	1,189,912	—	—	(1,546,821)	16,414,845	4,521,996	1,189,912
Nexpoint Strategic Opportunities Fund	664	15,305	7,876,202	—	—	(168,158)	7,723,349	351,861	98,101
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	3,491,987	—	—	—	(315,344)	3,176,643	10,000	—
Gambier Bay LLC (U.S. Equity)(1)	16,054,749	2,327,938	—	—	—	(260,889)	2,067,049	16,054,749	—
TerreStar Corp. (U.S. Equity)	306,550	96,811,555	—	—	—	(16,547,569)	80,263,986	306,550	—
TerreStar Corp. (U.S. Senior Loans)	46,780,973	46,640,630	4,050,128	—	—	38,681	50,729,439	50,831,101	4,050,128

Total	68,013,422	$180,093,527	$13,762,922	$—	$—	$(19,051,329)	$174,805,120	72,765,031	$5,984,821

(1) Includes the value of iHeart Communications, Inc. bonds as of September 30, 2017 and subsequent activity.

Highland Premier Growth Equity Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2018	Shares at June 30, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	176,920	$3,779,008	$174,131	$—	$—	$(67,649)	$3,885,490	185,465	$174,131
Nexpoint Strategic Opportunities Fund	664	15,305	1,931,722	—	—	(62,576)	1,884,451	85,852	26,556

Total	177,584	$3,794,313	$2,105,853	$—	$—	$(130,225)	$5,769,941	271,317	$200,687

Highland Small-Cap Equity Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2018	Shares at June 30, 2018	Affiliated Income
Other Affiliates
NexPoint Residential Trust, Inc., REIT	54,500	$1,293,285	$39,620	$(42)	$(6)	$261,767	$1,594,708	56,053	$41,643
Nexpoint Strategic Opportunities Fund	664	15,305	1,931,794	—	—	(62,582)	1,884,517	85,855	26,557

Total	$55,164	$—	$1,971,414	$(42)	$(6)	$199,185	$3,479,225	$141,908	$68,200

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2018, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$26,869,691	$(325,833,638)	$(298,963,947)	$815,203,491
Premier Growth Equity Fund	4,471,265	(3,183,625)	1,287,640	138,304,155
Small-Cap Equity Fund	15,946,275	(9,556,012)	6,390,263	57,877,270
Total Return Fund	3,522,979	(2,471,756)	1,051,223	96,875,754
Tax-Exempt Fund	293,793	(43,423)	250,370	11,960,080
Fixed Income Fund	1,396,360	(2,046,677)	(650,317)	141,598,188

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 36.3%

ENERGY (a) - 36.3%
42,226	EnLink Midstream LLC	694,618
58,877	Kinder Morgan, Inc.	1,040,356
47,553	Plains GP Holdings LP, Class A	1,136,992
85,929	SemGroup Corp., Class A	2,182,597
60,407	Targa Resources Corp.	2,989,542
64,734	Williams Cos., Inc. (The)	1,754,939

		9,799,044

	Total Common Stocks (Cost $13,080,566)	9,799,044

Master Limited Partnerships - 96.1%

ENERGY (a) - 96.1%
38,329	Andeavor Logistics LP	1,630,132
48,949	Boardwalk Pipeline Partners LP	568,787
68,416	Crestwood Equity Partners LP	2,172,208
333,411	Energy Transfer Equity LP	5,751,340
117,135	EnLink Midstream Partners LP	1,819,107
110,266	Enterprise Products Partners LP	3,051,060
24,986	EQT Midstream Partners LP	1,289,028
6,653	Magellan Midstream Partners LP	459,589
54,963	MPLX LP	1,876,437
111,974	NGL Energy Partners LP	1,399,675
21,144	Plains All American Pipeline LP	499,844
28,222	Suburban Propane Partners LP	662,935
27,164	Sunoco LP	678,013
50,660	Western Gas Equity Partners LP	1,811,095
55,047	Williams Partners LP	2,234,358

		25,903,608

	Total Master Limited Partnerships (Cost $29,182,909)	25,903,608

Total Investments - 132.4% (Cost $42,263,475)		35,702,652

Other Assets & Liabilities, Net - (32.4)%		(8,731,290)

Net Assets - 100.0%		26,971,362

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $35,702,652.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2018	Highland Energy MLP Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (the “Funds”) that are currently being offered including the Highland Energy MLP Fund (“the Fund”). The other portfolios are reported separately from the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Energy MLP Fund

trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2018, the Fund’s investments consisted of common stocks and master limited partnerships. If applicable, the fair values of the Fund’s common stocks and master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2018 is as follows:

Assets
Common Stocks(1)	$9,799,044	$9,799,044	$—	$—
Master Limited Partnerships(1)	25,903,608	25,903,608	—	—

Total	$35,702,652	$35,702,652	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Energy MLP Fund

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened or a capital loss if the premium received from a sale is less than the original premium paid. The Fund did not have any transactions in written options for the period ended June 30, 2018.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2018	Highland Energy MLP Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2018, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$904,597	$(7,465,420)	$(6,560,823)	$42,263,475

Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such external shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at June 30, 2018 were:

Number	% of Fund Held
4	86.85%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date:	August 29, 2018